Long-Term Debt - Components of Long-Term Debt (Detail) In Thousands, unless otherwise specified	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)	Jun. 30, 2014 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($)	Jun. 30, 2014 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan One [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan One [Member] USD ($)	Jun. 30, 2014 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan Two [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan Two [Member] USD ($)	Jun. 30, 2014 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan Three [Member] USD ($)	Jun. 30, 2014 U.S. Dollar-denominated Term Loan due through 2019 [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2019 [Member] Teekay Nakilat Corporation [Member] USD ($)	Jun. 30, 2014 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member] USD ($)	Jun. 30, 2014 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Jun. 30, 2014 Unsecured Debt [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2013 Unsecured Debt [Member] Teekay Nakilat Corporation [Member] USD ($)	Jun. 30, 2014 Norwegian Kroner-denominated Bond due in 2017 [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner-denominated Bond due in 2017 [Member] USD ($)	Jun. 30, 2014 Norwegian Kroner-denominated Bond due in 2018 [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner-denominated Bond due in 2018 [Member] USD ($)	Jun. 30, 2014 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2014 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)
Debt Instrument [Line Items]
Total	$ 1,804,455	$ 1,777,507	$ 963,000	$ 175,000	$ 235,000	$ 98,472	$ 103,207	$ 120,833	$ 125,000	$ 130,000	$ 284,477	$ 296,935	$ 291,650	$ 297,956	$ 99,015	$ 102,372	$ 13,282	$ 13,282	$ 114,135	$ 115,296	$ 146,745	$ 148,238	$ 330,846	€ 241,700	$ 340,221
Less current portion	161,596	97,114
Total	$ 1,642,859	$ 1,680,393